Short-Term Deposits - Schedule of Short-Term Deposits Balance (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Short Term Deposits [Line Items]
Short Term Deposits	$ 724,867	¥ 4,983,825		¥ 593,241
RMB [Member]
Short Term Deposits [Line Items]
Short Term Deposits		100,000		150,000
US$ [Member]
Short Term Deposits [Line Items]
Short Term Deposits	$ 711,573	¥ 4,883,825	$ 67,816	¥ 443,241